Income taxes - Unrecognized deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Income taxes
Unrecognized deferred tax assets	¥ 800,631	¥ 738,771
Deductible temporary differences
Income taxes
Unrecognized deferred tax assets	49,375	107,964
Unused tax losses
Income taxes
Unrecognized deferred tax assets	¥ 751,256	¥ 630,807